Business Combination and Reverse Recapitalization - Schedule of Business Combination Entered into a Private Investment (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Business Combination [Line Items]
Amount	$ 10,837,643
Shares	2,709,411
PIPE 1 [Member]
Business Combination [Line Items]
Effective Date	Jun. 16, 2025
Amount	$ 2,814,500
Shares	703,625
PIPE 2 [Member]
Business Combination [Line Items]
Effective Date	Jun. 10, 2025
Amount	$ 1,000,000
Shares	250,000
PIPE 3 [Member]
Business Combination [Line Items]
Effective Date	Jun. 17, 2025
Amount	$ 7,023,143
Shares	1,755,786